Subsequent Events	9 Months Ended
Sep. 30, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events	SUBSEQUENT EVENTS
A.    Recent financing activities
During the period from October 1 to December 5, 2025, PEMEX conducted liability management transactions pursuant to which:

•On October 1, 2025, PEMEX consummated a tender offer pursuant to which it purchased (1) U.S.$694,201 aggregate principal amount of its outstanding 4.500% Notes due 2026; (2) €532,898 aggregate principal amount of its outstanding 3.750% Notes due 2026; (3) U.S.$1,491,549 aggregate principal amount of its outstanding 6.875% Notes due 2026; (4) U.S.$1,260,291 aggregate principal amount of its outstanding 6.490% Notes due 2027; (5) U.S.$2,815,019 aggregate principal amount of its outstanding 6.500% Notes due 2027;(6) €550,001 aggregate principal amount of its outstanding 2.750% Notes due 2027; (7) U.S.$1,189,743 aggregate principal amount of its outstanding 5.350% Notes due 2028; and (8) €830,923 aggregate principal amount of its outstanding 4.875% Notes due 2028.

•On November 3, 2025, PEMEX consummated a redemption pursuant to which it redeemed (1) U.S.$431,883 aggregate principal amount of its 4.500% Notes due 2026; (2) €467,102 aggregate principal amount of its 3.750% Notes due 2026; and (3) U.S.$1,035,305 aggregate principal amount of its 6.875% Notes due 2026.
As of September 30, 2025, the outstanding amount under the PMI Trading revolving credit line was U.S.$206,314. Between October 1 to December 5, 2025, PMI Trading obtained and repaid U.S.$60,000 from its revolving credit line. As of December 5, 2025, the outstanding amount under this revolving credit line was U.S.$206,314. The available amount under this revolving credit lines was U.S.$23,686 as of December 5, 2025.
As of December 5, 2025, PEMEX had U.S.$5,738,000 in available credit lines in order to provide liquidity, of which U.S.$4,338,000 are available.
B.    Exchange rates and crude oil prices
As of December 5, 2025, the Mexican peso-U.S. dollar exchange rate was Ps. 18.2642 per U.S. dollar, which represents a 0.6% appreciation of the value of the peso in U.S. dollar terms as compared to the exchange rate as of September 30, 2025, which was Ps. 18.3825 per U.S. dollar. This decrease in U.S. dollar exchange rate, has led to an estimated income of Ps.10,651,157 in PEMEX’s foreign exchange gains as of December 5, 2025.
As of December 5, 2025, the weighted average price of the crude oil exported by PEMEX was U.S.$56.39 per barrel. This represents a price decrease of approximately 7.8% as compared to the average price as of September 30, 2025, which was U.S.$61.16 per barrel.
C.    Contributions from the Mexican Government
During the period from October 1 to December 5, 2025, the Mexican Government made contributions to Petróleos Mexicanos through the Ministry of Energy in the amount of Ps.11,011,062 to strengthen its financial position, for the Waste Utilization Project at the Miguel Hidalgo and Salina Cruz, Oaxaca Refineries and capital contributions for PTI ID.

Date	Strengthening of financial position
October 27,	Ps.	5,302,977
October 27,	121,037
November 27(1),	1,023,555
November 27(1),	2,220,543
November 27(2),	2,342,950
Total	Ps.	11,011,062
(1) Includes financing to the Waste Utilization Project at the Miguel Hidalgo and Salina Cruz refineries.
(2) Includes capital contributions for PTI ID.
D.     Amending agreements with suppliers
Petróleos Mexicanos issued amending agreements to extend the payment term with suppliers and contractors, to pay the balances generated in 2025 up to 8 years, through quarterly payments of principal and interest. As of October 31, 2025, the amount of these agreements amounted Ps.29,235,977.